Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the changes in the carrying amount of goodwill and franchise value
Goodwill, Beginning Balance	$ 797,748	$ 794,442
Goodwill, additions	107,498	16,177
Goodwill, foreign currency translation	(1,525)	(12,871)
Goodwill, Ending Balance	903,721	797,748
Franchise value, Beginning Balance	199,443	201,451
Franchise value, Additions	29,491	557
Franchise value, foreign currency translation	(474)	(2,565)
Franchise value, Ending Balance	$ 228,460	$ 199,443